Employee benefit obligations - Defined benefit schemes (Details) - customer	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Funded | Europe / UK
Disclosure of defined benefit plans [line items]
Deferred members	491	589
Pensioners including dependents	573	531
Weighted average duration (years)	12 years	13 years
Funded | North America
Disclosure of defined benefit plans [line items]
Active members	656	699
Deferred members	129	113
Pensioners including dependents	153	135
Weighted average duration (years)	14 years	14 years
Unfunded | Europe/ Germany
Disclosure of defined benefit plans [line items]
Active members	643	723
Deferred members	298	244
Pensioners including dependents	202	181
Weighted average duration (years)	15 years	16 years